UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                     ---------
             The Gabelli Convertible and Income Securities Fund Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


       THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS
                   SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE*
     ------                                         ------
               CONVERTIBLE CORPORATE BONDS -- 29.2%
               AEROSPACE -- 2.7%
  $  830,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 ................$    850,750
   3,356,000   Kaman Corp.,
                Sub. Deb. Cv.,
                6.000%, 03/15/12 ................   3,272,100
                                                 ------------
                                                    4,122,850
                                                 ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.3%
   6,900,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ................   6,555,000
   3,000,000   The Pep Boys -
                Manny, Moe & Jack, Cv.,
                4.250%, 06/01/07 ................   2,996,250
                                                 ------------
                                                    9,551,250
                                                 ------------
               BROADCASTING -- 3.9%
   5,000,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ................   4,468,750
   1,500,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv. (STEP),
                4.875%, 07/15/18 ................   1,340,625
                                                 ------------
                                                    5,809,375
                                                 ------------
               BUSINESS SERVICES -- 1.6%
     900,000   BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a)(d) ........           0
   2,600,000   Trans-Lux Corp.,
                Sub. Deb. Cv.,
                8.250%, 03/01/12 ................   2,353,000
                                                 ------------
                                                    2,353,000
                                                 ------------
               CABLE -- 0.0%
     400,000   Adelphia Communications Corp.,
                Sub. Deb. Cv.,
                3.250%, 05/01/21+ (d) ...........       2,400
                                                 ------------
               COMMUNICATIONS EQUIPMENT -- 8.1%
   3,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ................   3,022,500
   2,000,000   Lucent Technologies Inc.,
                Sub. Deb. Cv.,
                8.000%, 08/01/31 ................   2,017,500
   5,500,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ................   5,280,000
   1,900,000   TriQuint Semiconductor Inc.,
                Sub. Deb. Cv.,
                4.000%, 03/01/07 ................   1,892,875
                                                 ------------
                                                   12,212,875
                                                 ------------
               CONSUMER PRODUCTS -- 0.1%
     100,000   Church & Dwight Co. Inc.,
                Deb. Cv.,
                5.250%, 08/15/33 (b) ............     134,875
                                                 ------------

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE*
     ------                                         ------
               DIVERSIFIED INDUSTRIAL -- 0.6%
 $ 1,400,000   Roper Industries Inc.,
                Cv. (STEP),
                1.481%, 01/15/34 ................$    831,250
                                                 ------------
               ELECTRONICS -- 0.0%
      10,000   Artesyn Technologies Inc.,
                Sub. Deb. Cv.,
                5.500%, 08/15/10 (b) ............      13,691
                                                 ------------
               ENERGY AND UTILITIES -- 0.9%
     500,000   Devon Energy Corp.,
                Deb. Cv.,
                4.950%, 08/15/08 ................     630,625
     257,000   Moran Energy Inc.,
                Sub. Deb. Cv.,
                8.750%, 01/15/08 ................     253,145
     400,000   Unisource Energy Corp., Cv.,
                4.500%, 03/01/35 (b) ............     415,000
                                                 ------------
                                                    1,298,770
                                                 ------------
               FINANCIAL SERVICES -- 0.3%
     500,000   Conseco Inc., Cv. (STEP),
                3.500%, 09/30/35 (b) ............     516,875
                                                 ------------
               HEALTH CARE -- 0.0%
     150,000   Sabratek Corp.,
                Sub. Deb. Cv.,
                6.000%, 04/16/07+ (a)(d) ........           0
                                                 ------------
               HOTELS AND GAMING -- 0.0%
      10,000   Wynn Resorts Ltd.,
                Sub. Deb. Cv.,
                6.000%, 07/15/15 (b) ............      29,888
                                                 ------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc.,
                Sub. Deb. Cv.,
                5.000%, 12/15/23 (b) ............      95,500
                                                 ------------
               METALS AND MINING -- 1.3%
   1,000,000   Inco Ltd., Cv.,
                Zero Coupon, 03/29/21 ...........   2,030,000
                                                 ------------
               REAL ESTATE -- 1.4%
               Palm Harbor Homes Inc., Cv.,
   1,550,000     3.250%, 05/15/24 (b) ...........   1,305,875
     950,000     3.250%, 05/15/24 ...............     800,375
                                                 ------------
                                                    2,106,250
                                                 ------------
               RETAIL -- 0.1%
      60,000   Costco Wholesale Corp.,
                Sub. Deb. Cv.,
                Zero Coupon, 08/19/17 ...........      68,025
      10,000   Pier 1 Imports Inc.,
                Cv. (STEP),
                6.375%, 02/15/36 ................       9,612
                                                 ------------
                                                       77,637
                                                 ------------
               TELECOMMUNICATIONS -- 0.0%
      80,000   AMNEX Inc., Sub. Deb. Cv.,
                8.500%,
                09/25/49+ (a)(b)(c)(d) ..........           0

       THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                 SCHEDULE OF INVESTMENTS (CONTINUED)
                   SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE*
     ------                                         ------
               CONVERTIBLE CORPORATE BONDS (Continued)
               Telecommunications (Continued)
  $   50,000   Commonwealth Telephone
                Enterprises Inc., Cv.,
                3.250%, 07/15/23 ................$     53,750
                                                 ------------
                                                       53,750
                                                 ------------
               TRANSPORTATION -- 0.8%
   1,000,000   GATX Corp., Cv.,
                7.500%, 02/01/07 ................   1,225,000
                                                 ------------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications
                Inc., Cv.,
                5.250%, 01/15/10 ................   1,483,125
                                                 ------------
               TOTAL CONVERTIBLE
                CORPORATE BONDS .................  43,948,361
                                                 ------------
     SHARES
     ------
               CONVERTIBLE PREFERRED STOCKS -- 4.4%
               AEROSPACE -- 0.7%
       8,000   Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B .........   1,064,000
                                                 ------------
               AUTOMOTIVE -- 0.0%
         500   Ford Motor Co. Capital Trust II,
                6.500% Cv. Pfd. .................      16,795
                                                 ------------
               BROADCASTING -- 0.7%
         100   Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (a)(b)(c) ................   1,000,000
                                                 ------------
               BUSINESS SERVICES -- 0.4%
      14,561   Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A+ (a)(b)(c) ...............     509,637
      20,000   Key3Media Group Inc.,
                5.500% Cv. Pfd.,
                Ser. B+ (a)(d) ..................         117
                                                 ------------
                                                      509,754
                                                 ------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
         800   Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd. .................     818,000
                                                 ------------
               ENERGY AND UTILITIES -- 0.6%
       6,000   AES Trust III,
                6.750% Cv. Pfd. .................     293,400
         500   El Paso Corp.,
                4.990% Cv. Pfd. (b) .............     608,042
         300   El Paso Corp. Capital Trust I,
                4.750% Cv. Pfd., Ser. C .........      11,169
                                                 ------------
                                                      912,611
                                                 ------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
               ENTERTAINMENT -- 0.6%
       2,000   Metromedia International
                Group Inc.,
                7.250% Cv. Pfd.+ ................$     84,000
      35,000   Six Flags Inc.,
                7.250% Cv. Pfd., Ser. B .........     745,500
                                                 ------------
                                                      829,500
                                                 ------------
               FINANCIAL SERVICES -- 0.0%
         100   Alleghany Corp.,
                5.750% Cv. Pfd. .................      28,563
                                                 ------------
               REAL ESTATE -- 0.1%
       8,000   Glenborough Realty Trust Inc.,
                7.750% Cv. Pfd., Ser. A .........     202,080
                                                 ------------
               TELECOMMUNICATIONS -- 0.4%
      15,000   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .........     660,000
                                                 ------------
               TRANSPORTATION -- 0.3%
       2,500   GATX Corp.,$2.50 Cv. Pfd. ........     491,562
                                                 ------------
               TOTAL CONVERTIBLE
                PREFERRED STOCKS ................   6,532,865
                                                 ------------

               COMMON STOCKS -- 34.5%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
      45,000   Genuine Parts Co. ................   1,940,850
                                                 ------------
               AVIATION: PARTS AND SERVICES -- 0.2%
       3,800   Sequa Corp., Cl. A+ ..............     356,668
                                                 ------------
               BROADCASTING -- 0.1%
      10,000   Emmis Communications Corp.,
                Cl. A+ ..........................     122,500
                                                 ------------
               BUSINESS SERVICES -- 0.2%
      10,000   Aramark Corp., Cl. B .............     328,600
                                                 ------------
               CABLE AND SATELLITE -- 0.6%
      10,000   EchoStar Communications
                Corp., Cl. A+ ...................     327,400
      10,000   Rogers Communications Inc.,
                Cl. B ...........................     548,700
                                                 ------------
                                                      876,100
                                                 ------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
      40,000   Corning Inc.+ ....................     976,400
                                                 ------------
               COMPUTER HARDWARE -- 0.8%
      14,000   International Business
                Machines Corp. ..................   1,147,160
                                                 ------------
               COMPUTER SOFTWARE AND SERVICES -- 2.4%
      50,000   Click Commerce Inc.+ .............   1,131,000
       2,000   Microsoft Corp. ..................      54,660
      50,000   MRO Software Inc.+ ...............   1,283,500
      15,000   ProQuest Co.+ ....................     195,300
      25,000   The Reynolds & Reynolds Co.,
                Cl. A ...........................     987,750
                                                 ------------
                                                    3,652,210
                                                 ------------

       THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                 SCHEDULE OF INVESTMENTS (CONTINUED)
                   SEPTEMBER 30, 2006 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
               COMMON STOCKS (Continued)
               CONSUMER PRODUCTS -- 0.4%
      14,000   Avon Products Inc. ...............$    429,240
       4,000   Hanesbrands Inc.+ ................      90,040
      10,000   Swedish Match AB .................     162,729
                                                 ------------
                                                      682,009
                                                 ------------
               CONSUMER SERVICES -- 0.4%
      20,000   IAC/InterActiveCorp+ .............     575,200
                                                 ------------
               DIVERSIFIED INDUSTRIAL -- 1.2%
      40,000   General Electric Co. .............   1,412,000
      37,000   WHX Corp.+ .......................     333,000
                                                 ------------
                                                    1,745,000
                                                 ------------
               ELECTRONICS -- 1.8%
      15,000   Intel Corp. ......................     308,550
      50,000   Metrologic Instruments Inc.+ .....     908,000
     100,000   Symbol Technologies Inc. .........   1,486,000
                                                 ------------
                                                    2,702,550
                                                 ------------
               ENERGY AND UTILITIES -- 10.9%
       8,000   Anadarko Petroleum Corp. .........     350,640
      10,000   BP plc, ADR ......................     655,800
       4,000   Cameron International Corp.+ .....     193,240
       3,000   CH Energy Group Inc. .............     154,410
      20,000   Chevron Corp. ....................   1,297,200
       8,000   ConocoPhillips ...................     476,240
       2,000   Devon Energy Corp. ...............     126,300
      20,000   Duke Energy Corp. ................     604,000
      25,000   Exxon Mobil Corp. ................   1,677,500
      27,000   FPL Group Inc. ...................   1,215,000
       1,000   Giant Industries Inc.+ ...........      81,200
      25,000   Great Plains Energy Inc. .........     775,500
      17,000   Halliburton Co. ..................     483,650
      28,000   Kinder Morgan Inc. ...............   2,935,800
      50,000   Mirant Corp.+ ....................   1,365,500
       2,000   National Fuel Gas Co. ............      72,700
      35,000   Northeast Utilities ..............     814,450
      10,000   NS Group Inc.+ ...................     645,500
       5,000   Peoples Energy Corp. .............     203,250
      10,000   Progress Energy Inc., CVO+ .......       3,300
      20,000   Royal Dutch Shell plc,
                Cl. A, ADR ......................   1,322,000
      17,000   SJW Corp. ........................     508,470
      18,000   Xcel Energy Inc. .................     371,700
                                                 ------------
                                                   16,333,350
                                                 ------------
               EQUIPMENT AND SUPPLIES -- 0.3%
      15,000   Mueller Industries Inc. ..........     527,550
                                                 ------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
               FINANCIAL SERVICES -- 4.0%
      10,000   AllianceBernstein Holding LP .....$    689,900
      35,000   American Express Co. .............   1,962,800
       2,000   American International
                Group Inc. ......................     132,520
       8,000   Ameriprise Financial Inc. ........     375,200
      57,000   Citigroup Inc. ...................   2,831,190
                                                 ------------
                                                    5,991,610
                                                 ------------
               FOOD AND BEVERAGE -- 2.8%
       4,000   Anheuser-Busch Companies Inc. ....     190,040
      10,000   Cadbury Schweppes plc, ADR .......     427,700
      23,000   General Mills Inc. ...............   1,301,800
     213,860   Parmalat SpA, GDR+ (b) ...........     766,667
         632   Pernod-Ricard SA .................     131,511
      30,000   The Coca-Cola Co. ................   1,340,400
                                                 ------------
                                                    4,158,118
                                                 ------------
               HEALTH CARE -- 3.1%
      22,000   Eli Lilly & Co. ..................   1,254,000
      20,000   Merck & Co. Inc. .................     838,000
      75,000   Pfizer Inc. ......................   2,127,000
      15,000   Schering-Plough Corp. ............     331,350
       3,000   UnitedHealth Group Inc. ..........     147,600
                                                 ------------
                                                    4,697,950
                                                 ------------
               HOTELS AND GAMING -- 1.3%
     273,037   Ladbrokes plc ....................   1,988,642
                                                 ------------
               METALS AND MINING -- 0.0%
       1,000   Peabody Energy Corp. .............      36,780
                                                 ------------
               RETAIL -- 0.5%
       5,000   Costco Wholesale Corp. ...........     248,400
      10,000   The Home Depot Inc. ..............     362,700
       2,000   Wal-Mart Stores Inc. .............      98,640
                                                 ------------
                                                      709,740
                                                 ------------
               SPECIALTY CHEMICALS -- 0.3%
       6,000   Ashland Inc. .....................     382,680
                                                 ------------
               TELECOMMUNICATIONS -- 1.3%
      16,000   Philippine Long Distance
                Telephone Co., ADR ..............     696,960
      35,715   Verizon Communications Inc. ......   1,326,098
                                                 ------------
                                                    2,023,058
                                                 ------------
               WIRELESS COMMUNICATIONS -- 0.0%
          49   Winstar Communications Inc.+ (a) .           0
                                                 ------------
               TOTAL COMMON STOCKS ..............  51,954,725
                                                 ------------

               PREFERRED STOCKS -- 0.0%
               Telecommunications -- 0.0%
       3,679   PTV Inc., 10.000% Pfd., Ser. A ...      14,256
                                                 ------------

       THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                 SCHEDULE OF INVESTMENTS (CONTINUED)
                   SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE*
     ------                                         ------

               CORPORATE BONDS -- 0.9%
               Diversified Industrial -- 0.9%
 $ 2,000,000   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(c) .........$  1,337,839
                                                 ------------
     SHARES
     ------

               WARRANTS -- 0.4%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio Sales Inc.,
                expire 05/06/07+ (a)(b)(c) ......           0
                                                 ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp.,
                expire 11/24/09+ (a) ............           0
                                                 ------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     262,431   GP Strategies Corp.,
                expire 08/14/08+ (a)(c) .........     575,157
     379,703   National Patent Development
                Corp., expire
                08/14/08+ (a)(c) ................      50,156
      11,220   WHX Corp., expire 02/28/08+ ......      12,903
                                                 ------------
                                                      638,216
                                                 ------------
               FOOD AND BEVERAGE -- 0.0%
       1,300   Parmalat SpA, GDR,
                expire 12/31/15+ (b)(c) .........           0
                                                 ------------
               TOTAL WARRANTS ...................     638,216
                                                 ------------
  PRINCIPAL
   AMOUNT
   ------

               U.S. GOVERNMENT OBLIGATIONS -- 30.6%
 $46,841,000   U.S. Treasury Bills,
                4.773% to 5.174%++,
                10/12/06 to 03/08/07 ............  46,042,110
                                                 ------------

   TOTAL INVESTMENTS -- 100.0%
    (Cost $145,375,298) .........................$150,468,372
                                                 ============

   --------------
            Aggregate book cost .................$145,699,059
                                                 ============
            Gross unrealized appreciation .......$  9,090,085
            Gross unrealized depreciation .......  (4,320,772)
                                                 -------------
            Net unrealized appreciation
             (depreciation) .....................$  4,769,313
                                                 ============

   --------------
   (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $3,472,906 or 2.31% of total investments.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $5,396,050 or 3.59% of total investments. Except as noted in (c), these securities are liquid.
   (c) At September 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $3,472,789 or 2.31% of total investments, which were valued under methods approved by the Board as follows:

Acquisition
  Shares/                                                           09/30/2006
 Principal                              Acquisition Acquisition   Carrying Value
  Amount    Issuer                          Date       Cost          Per Unit
  ------    ------                         ------     ------         --------
$   80,000  Amnex Inc.,
             8.500%, 09/25/49 ........... 09/15/97  $   71,773               --
 2,000,000  GP Strategies Corp.,
             6.000%, 08/14/08 ........... 08/14/03   1,362,935     $     0.6689
   262,431  GP Strategies Corp.
             Warrants expire 08/14/08 ... 08/08/03     637,065           2.5694
       100  Gray Television Inc.,
             8.000% Cv. Pfd., Ser. C .... 04/22/02   1,000,000      10,000.0000
    14,561  Interep National Radio
             Sales Inc.,
             4.000% Cv. Pfd., Ser. A .... 05/03/02   1,347,184          35.0001
    87,500  Interep National Radio
             Sales Inc.
             Warrants expire 05/06/07 ... 05/03/02          --               --
   379,703  National Patent
             Development Corp.
             Warrants expire 08/14/08 ... 11/24/04          --           0.1321

   (d)  Security in default.
     +  Non-income producing security.
    ++  Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   CVO  Contingent Value Obligation
   GDR  Global Depository Receipt
  STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2006.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.